SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Liquidity and going concern (Details)		3 Months Ended		12 Months Ended
	Dec. 06, 2024 USD ($) item $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Jan. 16, 2025 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss		$ (3,320,256)	$ (859,032)	$ (13,782,384)	$ 10,145
Working capital deficit		4,231,795		2,300,604
Cash and cash equivalents		1,033,596		1,053,744	120,010
Cash equivalents		0		0	0
Aggregate value of share issued		$ 2,198,443	$ 12,000	$ 12,000	$ 1,565,228
Common stock par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001
Advance Shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock par value | $ / shares	$ 0.0001
Equity purchase facility | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Aggregate value of share issued	$ 75,000,000
Equity purchase facility | Advance Shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Common stock par value | $ / shares	$ 0.0001
Senior Secured Convertible Promissory Note | Equity purchase facility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of pre-paid advances issued | item	2
Promissory note face value	$ 10,000,000
First Pre-Paid Advance Note | Equity purchase facility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Promissory note face value	7,000,000
Second Pre-Paid Advance Note | Equity purchase facility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Promissory note face value	$ 3,000,000					$ 3,000,000